NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number 811-09249
     Date of Notification: October 1, 1999

2.   Exact name of investment company as specified in registration statement:

               EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

3.   Address of principal executive office:

                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

A. [ X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By: /s/ Alan R. Dynner
    ----------------------------
    Alan R. Dynner
    Secretary

{LOGO}        Investing    IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT
              for the       THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN
EATON VANCE   21st         DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF
              Century                THE SCHEDULED QUARTERLY TENDER.



October 1, 1999



Dear Eaton Vance Institutional Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund's next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is simply notification of the scheduled quarterly tender.

The tender offer period will begin on October 1 and end on October 22, 1999. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund's scheduled quarterly tender offers.

Should you wish to sell any of your shares during this tender offer period, all you have to do is contact your financial consultant or broker and tell him or her to process the tender offer transaction for you. You may be charged a transaction fee for this service by your financial consultant or broker. If you have no need or desire to sell shares, simply disregard this notice. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

ALL  REQUESTS  TO TENDER  SHARES  MUST BE  RECEIVED IN GOOD ORDER BY OCTOBER 22,
1999.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or call your financial consultant or broker.


Sincerely,


EATON VANCE SHAREHOLDER SERVICES



                                                                       nt#3

{LOGO}         Investing    IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT
               for the      THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN
EATON VANCE    21st        DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF
               Century               THE SCHEDULED QUARTERLY TENDER.



October 1, 1999

Dear Eaton Vance Institutional Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund's next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is simply notification of the scheduled quarterly tender.

The tender offer period will begin on October 1 and end on October 22, 1999. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund's scheduled quarterly tender offers.

If you wish to sell your shares for cash during this tender period, you can do so in one of three ways as follows:

1. Complete the attached Tender Request Form and return it to the Fund's transfer agent, First Data Investor Services Group by October 22, 1999.

2. You may telephone your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm.

If you have no need or desire to sell shares, simply disregard this notice. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

ALL DOCUMENTATION MUST BE RECEIVED IN GOOD ORDER BY OCTOBER 22, 1999.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or you can also call us at 1-800-225-6265, extension 4.

Sincerely,

EATON VANCE SHAREHOLDER SERVICES

                                                                        TENLTR

{LOGO}        Investing      This form must be RECEIVED by October 22, 1999 if
              for the            you want to sell shares of Eaton Vance
EATON VANCE   21st              Institutional Senior Floating-Rate Fund.
              Century

                                    TENDER REQUEST FORM
           Return to:        First Data Investor Services Group, Eaton Vance
                             Group, P.O. Box 5123, Westborough, MA 01581-5123
           Overnight Mail:   4400 Computer Drive, Westborough, MA 01581-5120

Please tender the shares designated below at a price equal to their net asset value per share (NAV) on the last day of the period in which the shares are offered for repurchase.

EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

NAMES OF REGISTERED SHAREHOLDER(S):         ____________________________________
(please fill in EXACTLY as registered)
                                            ____________________________________

                                            ____________________________________

ACCOUNT NUMBER:   _________________________

DAYTIME TELEPHONE:         _________________________

SHARES TENDERED: (PLEASE CHECK ONE)

___  Partial Tender   - Please tender ______________ shares from my account.

___  Full Tender      - Please tender all shares from my account.

___  Dollar Amount    - Please tender enough shares to net $_____________.

___  Exchange         - Please exchange the shares tendered  above for shares of the ____________________ Fund. (By checking this option, you certify receipt of a current prospectus for such a fund.)


PAYMENT AND DELIVERY INSTRUCTIONS:

If wire instructions have not been provided with your application form, a check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions:_________________________________________________________

                       _________________________________________________________

                       _________________________________________________________


PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

* Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

*    If the  shares are held of record by two or more  joint  holdERS,  ALL MUST
     Sign.

* If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) exactly as registered: ________________________________

                                                ________________________________

                                                ________________________________
Date:_________________

SIGNATURE GUARANTEED BY:

IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL 1-800-225-6265, EXTENSION 4 BETWEEN 8:30 AM AND 6:00 PM.

RETURN TO:       FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5123, WESTBOROUGH,
                 MA 01581-5123
OVERNIGHT MAIL:  4400 COMPUTER DRIVE, WESTBOROUGH, MA  01581-5120

                                                                       FORMCLASS

{LOGO}        Investing             EATON VANCE INSTITUTIONAL SENIOR
              for the                       FLOATING-RATE FUND
EATON VANCE   21st
              Century                  OCTOBER REPURCHASE OFFER

1. THE OFFER. Eaton Vance Institutional Senior Floating-Rate Fund (the "Fund") is offering to repurchase for cash up to twenty-five percent (25%) of its issued and outstanding shares of beneficial interest ("Shares") at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein, and the related Repurchase Procedures, which together constitute the "Offer". The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on September 28, 1999 was $9.99 per Share. The NAV can fluctuate. Please call Eaton Vance at 1-800-225-6265, extension 4 for current price information.

3. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase MUST be received in proper form by the Fund on or before 4:00 p.m., Eastern time on October 22, 1999.

4. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than November 5, 1999; HOWEVER, the Fund intends to determine NAV on October 22, 1999, if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter.

5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%). If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. Shares tendered pursuant to the Offer may be withdrawn at any time prior to 4:00 p.m., Eastern time, on October 22, 1999.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Offer only: (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9. TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. A tender of shares pursuant to the repurchase offer (including an exchange for shares of another Eaton Vance fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund,
     (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend". A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

     The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

     NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE REPURCHASE PROCEDURES. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

     FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CALL EATON VANCE AT 1-800-225-6265, EXTENSION 4 OR CONTACT YOUR FINANCIAL ADVISER.



     Dated:  October 1, 1999

                                      * * *

                                                                        TENOFFER